Accrued liabilities and other payables	12 Months Ended
Dec. 31, 2022
Miscellaneous current liabilities [abstract]
Accrued liabilities and other payables

8.        Accrued liabilities and other payables

Accrued liabilities and other payables in the consolidated statement of financial position are analyzed as follows:

	December 31,
	2022	2021
Accrued Interest Swap Loss	—	30
Accrued audit fees	77	82
Other accruals	5,552	3,262
Insurance deductibles	104	64
Other payables	81	59
Total	5,814	3,497

Other payables are non-interest bearing.